UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2012
Check here if Amendment [ ];            Amendment Number:
This Amendment  (Check only one.): [ ]  is a restatement
                                   [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Lehman Brothers Holdings Inc.
Address:    1271 Avenue of the Americas
            New York, New York 10020

Form 13F File Number: 28-3182*

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William J. Fox
Title:      Chief Financial Officer and Executive Vice President
Phone:      646-285-9000

Signature, Place and Date of Signing:


/s/  William J. Fox
----------------------------------------
New York, NY
February 14, 2013

* The prior Form 13F filings made by Lehman Brothers Holdings Inc. ("LBHI") can be found in the SEC's EDGAR system under Lehman Brothers Holdings Inc. Plan Trust (EDGAR CIK 0000806085). Lehman Brothers Holdings Inc. Plan Trust (the "Plan Trust") assumed this EDGAR CIK from LBHI when LBHI emerged from bankruptcy on March 6, 2012. From March 6, 2012 through December 31, 2012, LBHI continued to make its Form 13F filings under this EDGAR CIK. Notwithstanding the fact that LBHI's filings were under the Plan Trust, the Plan Trust was not the Reporting Person for purposes of the Form 13F or Section 13(f). All future
Section 13 filings for LBHI will be made in the SEC's EDGAR system under EDGAR CIK 0001568495.

     NOTE (Pursuant to Special Instruction 5): Lehman Brothers Holdings Inc. ("LBHI") and Lehman Brothers Incorporated ("LBI") (together, the "Managers") are unable to provide the information required on this Form 13F. On September 15, 2008 LBHI, and at later dates a number of its affiliates, filed voluntary petitions for relief under Chapter 11 of the United States Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the Southern District of New York (the "Bankruptcy Court") in a jointly administered proceeding captioned In re Lehman Brothers Holdings

     Inc., et. al. under Case No. 08-13555. On September 19, 2008, the Securities Investor Protection Corporation under the Securities Investor Protection Act of 1970, as amended ("SIPA") commenced a proceeding against LBI in the United States District Court for the Southern District of New York (the "District Court") in the case captioned Securities Investors Protection Corporation v. Lehman Brothers Inc., Case No. 08-CIV-8119 (GEL). On September 19, 2008, the District Court entered the Order Commencing Liquidation (the "LBI Liquidation Order") pursuant to the provisions of SIPA. The LBI Liquidation Order provided, among other things, the appointment of James W. Giddens as trustee for the SIPA liquidation of LBI and removed the proceeding to the Bankruptcy Court under Case No. 08-1420
     (JMP) SIPA. For purposes of this filing and despite LBI's SIPA proceeding, the Managers are treating LBI as an Included Manager.

     The Managers are unable to provide the information required on this Form 13F primarily due to (1) the commencement of various administrative or civil rehabilitation proceedings of subsidiaries comprising significant parts of LBHI's European and Asian businesses, which have resulted in significant portions of the Managers' securities trading records and systems being unavailable to, and non-accessible by, the Managers, and (2) the sale since September 15, 2008 of significant businesses comprising the Managers' historical business (the "Sale"). As a result of the Sale, and actions taken by certain creditors with respect to Section 13(f) Securities that had been pledged by the Managers, or their affiliates, as collateral to those creditors, the Managers cannot compile an accurate accounting of
     Section 13(f) Securities held. The Managers are currently engaged in an expensive and time consuming process to reconcile discrepancies in information the Managers have with respect to Section 13(f) Securities. Even with continued significant efforts and expense, the Managers may not be able to provide a record of Section 13(f) Securities held.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

     Number of Other Included Managers:            1

     Form 13F Information Table Entry Total:     N/A

     Form 13F Information Table Value Total      N/A

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                 Form 13F File Number               Name
     1                   28-1159                            Lehman Brothers Inc.